Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	0002018846
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000251000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Core Plus Bond ETF
Class Name	MFS® Active Core Plus Bond ETF
Trading Symbol	MFSB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Core Plus Bond ETF for the period of December 5, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Core Plus Bond ETF	$8	0.34%
# For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.34%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from December 5, 2024 to February 28, 2025, shares of the MFS Active Core Plus Bond ETF (fund) provided a total return of 0.86%, at net asset value. This compares with a return of 0.85% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  The pace of disinflation slowed toward the end of the period, particularly in the US, prompting the US Federal Reserve to signal a more cautious stance toward further monetary policy easing after cutting rates at its December meeting.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. Trade friction also intensified with Canada and Mexico.  At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels early in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose and advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed at the start of the reporting period on the back of resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium, before retreating towards the latter end of the period as heightened tariff uncertainty cast a shadow on future economic growth. Market expectations for future Federal Reserve interest rate cuts in 2025 were pared back, reflecting increased inflation uncertainty, before being priced back into the market as economic and policy uncertainty rose. Other major global central banks, notably the European Central Bank, Bank of Canada and Bank of England continued their gradual easing cycles. Already compressed credit spreads tightened further to start the period but reversed off their lows to end the reporting period. Similarly, bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, climbed at the end the reporting period amid the rise in global uncertainty.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the Collateralized Mortgage Obligation (CMO) sector, for which the benchmark has no exposure, benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Not owning any securities within the Mortgage Backed Security (MBS) sector weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	Life*
MFS Active Core Plus Bond ETF	0.86%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	0.85%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 41,141,816
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 26,440
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	41,141,816	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	145	Average Effective Duration (yrs):	6.1
Total Management Fee ($):	26,440
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	99.0%
Money Market Funds	1.0%
Composition including fixed income credit quality
AAA	10.6%
AA	4.9%
A	12.7%
BBB	22.7%
BB	6.0%
B	4.4%
CCC	0.9%
U.S. Government	36.8%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000251001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Growth ETF
Class Name	MFS® Active Growth ETF
Trading Symbol	MFSG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Growth ETF for the period of December 5, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Growth ETF	$11	0.49%
# For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.

Expenses Paid, Amount	$ 11	[2]
Expense Ratio, Percent	0.49%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from December 5, 2024 to February 28, 2025, shares of the MFS Active Growth ETF (fund) provided a total return of ‑3.28%, at net asset value. This compares with a return of ‑2.79% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of ‑3.63%.
  The pace of disinflation slowed toward the end of the period, particularly in the US, prompting the US Federal Reserve to signal a more cautious stance toward further monetary policy easing after cutting rates at its December meeting.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. Trade friction also intensified with Canada and Mexico.  At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels early in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose and advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed at the start of the reporting period on the back of resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium, before retreating towards the latter end of the period as heightened tariff uncertainty cast a shadow on future economic growth. Market expectations for future Federal Reserve interest rate cuts in 2025 were pared back, reflecting increased inflation uncertainty, before being priced back into the market as economic and policy uncertainty rose. Other major global central banks, notably the European Central Bank, Bank of Canada and Bank of England continued their gradual easing cycles. Already compressed credit spreads tightened further to start the period but reversed off their lows to end the reporting period. Similarly, bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, climbed at the end the reporting period amid the rise in global uncertainty.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Within the health care sector, both security selection and, to a lesser extent, the fund's overweight position benefited the fund’s relative performance.
    Stock selection within both the communication services and consumer discretionary sectors further helped relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the information technology sector weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	Life*
MFS Active Growth ETF	(3.28)%
Comparative Benchmark(s)
Russell 3000® Index ∆	(2.79)%
Russell 1000® Growth Index ∆	(3.63)%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 42,447,163
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 41,554
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	42,447,163	Total Management Fee ($):	41,554
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	4
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	37.7%
Communication Services	16.2%
Consumer Discretionary	13.7%
Financials	11.0%
Health Care	9.7%
Industrials	5.4%
Consumer Staples	2.5%
Materials	2.0%
Utilities	0.9%
Top ten holdings
Microsoft Corp.	11.8%
Amazon.com, Inc.	9.0%
NVIDIA Corp.	8.6%
Meta Platforms, Inc., "A"	7.9%
Apple, Inc.	6.1%
Alphabet, Inc., "A"	5.9%
Mastercard, Inc., "A"	3.6%
Netflix, Inc.	2.4%
Visa, Inc., "A"	2.1%
Tesla, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	11.8%
Amazon.com, Inc.	9.0%
NVIDIA Corp.	8.6%
Meta Platforms, Inc., "A"	7.9%
Apple, Inc.	6.1%
Alphabet, Inc., "A"	5.9%
Mastercard, Inc., "A"	3.6%
Netflix, Inc.	2.4%
Visa, Inc., "A"	2.1%
Tesla, Inc.	2.0%

C000251002 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Intermediate Muni Bond ETF
Class Name	MFS® Active Intermediate Muni Bond ETF
Trading Symbol	MFSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Intermediate Muni Bond ETF for the period of December 5, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Intermediate Muni Bond ETF	$8	0.34%
# For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.

Expenses Paid, Amount	$ 8	[3]
Expense Ratio, Percent	0.34%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from December 5, 2024 to February 28, 2025, shares of the MFS Active Intermediate Muni Bond ETF (fund) provided a total return of 0.41%, at net asset value. This compares with a return of ‑0.27% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 0.37%.
  The pace of disinflation slowed toward the end of the period, particularly in the US, prompting the US Federal Reserve to signal a more cautious stance toward further monetary policy easing after cutting rates at its December meeting.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. Trade friction also intensified with Canada and Mexico.  At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global bond yields climbed at the start of the reporting period on the back of resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium, before retreating towards the latter end of the period as heightened tariff uncertainty cast a shadow on future economic growth. Market expectations for future Federal Reserve interest rate cuts in 2025 were pared back, reflecting increased inflation uncertainty, before being priced back into the market as economic and policy uncertainty rose. Other major global central banks, notably the European Central Bank, Bank of Canada and Bank of England continued their gradual easing cycles. Already compressed credit spreads tightened further to start the period but reversed off their lows to end the reporting period. Similarly, bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, climbed at the end the reporting period amid the rise in global uncertainty.
  Through this relatively volatile period, the municipal market generated flat to modestly positive results with the investment grade municipal index returning 0.02% and the high yield municipal index 0.32%. The benchmark index (Bloomberg 1-15 Year Municipal Index) for this ETF generated a return of 0.65% for the period. The municipal yield curve steepened as yields of maturities shorter than one year declined and 15 year and beyond rose sharply. The increase in long-term yields reflected expectations that growth, inflation, and/or uncertainty had risen for future years. The yield (yield-to-worst) of the benchmark index remained historically attractive, ending the period at 3.21%, which compared to a five-year average of 2.31%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    From a quality perspective, security selection within AA and A-rated bonds benefited the fund's relative performance.
    From a sector perspective, the fund's overweight allocation and favorable bond selection within the housing sector strengthened relative returns.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    The fund's longer duration stance also detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	Life*
MFS Active Intermediate Muni Bond ETF	0.41%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	(0.27)%
Bloomberg Municipal 1-15 Year Index ∆	0.37%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 38,611,235
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 25,672
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	38,611,235	Average Effective Maturity (yrs):	11.1
Total Number of Holdings:	172	Average Effective Duration (yrs):	6.0
Total Management Fee ($):	25,672
Portfolio Turnover Rate (%):	7
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Fixed Income	94.0%
Money Market Funds	6.0%
Composition including fixed income credit quality
AAA	12.4%
AA	33.5%
A	30.6%
BBB	13.4%
BB	2.2%
B	0.3%
Not Rated	1.6%
Money Market Funds	6.0%
Industries
Airport Revenue	13.1%
Multi-Family Housing Revenue	11.9%
Healthcare Revenue - Hospitals	9.6%
Utilities - Other	9.4%
Healthcare Revenue - Long Term Care	5.0%
Universities - Colleges	4.7%
General Obligations - Schools	4.6%
General Obligations - General Purpose	4.1%
Tax - Other	3.8%
Student Loan Revenue	3.6%
Other Industries	30.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000251003 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active International ETF
Class Name	MFS® Active International ETF
Trading Symbol	MFSI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active International ETF for the period of December 5, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active International ETF	$14	0.59%
# For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.

Expenses Paid, Amount	$ 14	[4]
Expense Ratio, Percent	0.59%	[4]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from December 5, 2024 to February 28, 2025, shares of the MFS Active International ETF (fund) provided a total return of 2.21%, at net asset value. This compares with a return of 2.04% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  The pace of disinflation slowed toward the end of the period, particularly in the US, prompting the US Federal Reserve to signal a more cautious stance toward further monetary policy easing after cutting rates at its December meeting.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. Trade friction also intensified with Canada and Mexico.  At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels early in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose and advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed at the start of the reporting period on the back of resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium, before retreating towards the latter end of the period as heightened tariff uncertainty cast a shadow on future economic growth. Market expectations for future Federal Reserve interest rate cuts in 2025 were pared back, reflecting increased inflation uncertainty, before being priced back into the market as economic and policy uncertainty rose. Other major global central banks, notably the European Central Bank, Bank of Canada and Bank of England continued their gradual easing cycles. Already compressed credit spreads tightened further to start the period but reversed off their lows to end the reporting period. Similarly, bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, climbed at the end the reporting period amid the rise in global uncertainty.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the consumer discretionary, financials, utilities, and communication services sectors benefited relative performance.
    The fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the information technology and industrials sectors dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	Life*
MFS Active International ETF	2.21%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	2.04%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 160,863,211
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 122,686
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	160,863,211	Total Management Fee ($):	122,686
Total Number of Holdings:	93	Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.5%
Tencent Holdings Ltd., ADR	3.1%
SAP SE	2.7%
Air Liquide S.A.	2.3%
Schneider Electric SE	2.3%
Compagnie Financiere Richemont S.A.	2.3%
Compass Group PLC	2.2%
Hitachi Ltd.	2.1%
Deutsche Boerse AG	1.9%
HDFC Bank Ltd., ADR	1.7%
Issuer country weightings
Japan	13.2%
France	12.0%
United Kingdom	10.5%
Switzerland	10.5%
Germany	8.3%
Canada	7.5%
China	6.7%
Taiwan	5.3%
India	4.4%
Other Countries	21.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.5%
Tencent Holdings Ltd., ADR	3.1%
SAP SE	2.7%
Air Liquide S.A.	2.3%
Schneider Electric SE	2.3%
Compagnie Financiere Richemont S.A.	2.3%
Compass Group PLC	2.2%
Hitachi Ltd.	2.1%
Deutsche Boerse AG	1.9%
HDFC Bank Ltd., ADR	1.7%

C000251004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Value ETF
Class Name	MFS® Active Value ETF
Trading Symbol	MFSV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Value ETF for the period of December 5, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Value ETF	$10	0.44%
# For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.

Expenses Paid, Amount	$ 10	[5]
Expense Ratio, Percent	0.44%	[5]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from December 5, 2024 to February 28, 2025, shares of the MFS Active Value ETF (fund) provided a total return of 1.96%, at net asset value. This compares with a return of ‑2.79% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of ‑0.97%.
  The pace of disinflation slowed toward the end of the period, particularly in the US, prompting the US Federal Reserve to signal a more cautious stance toward further monetary policy easing after cutting rates at its December meeting.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. Trade friction also intensified with Canada and Mexico.  At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Global equity markets reached record levels early in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but eased back from those highs as policy uncertainty rose and advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology.
  Global bond yields climbed at the start of the reporting period on the back of resilient economic growth, concerns that global disinflationary progress may have stalled and a rising term premium, before retreating towards the latter end of the period as heightened tariff uncertainty cast a shadow on future economic growth. Market expectations for future Federal Reserve interest rate cuts in 2025 were pared back, reflecting increased inflation uncertainty, before being priced back into the market as economic and policy uncertainty rose. Other major global central banks, notably the European Central Bank, Bank of Canada and Bank of England continued their gradual easing cycles. Already compressed credit spreads tightened further to start the period but reversed off their lows to end the reporting period. Similarly, bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, climbed at the end the reporting period amid the rise in global uncertainty.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, information technology, financials, and industrials sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Not owning any securities within the communication services sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/25
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	Life*
MFS Active Value ETF	1.96%
Comparative Benchmark(s)
Russell 3000® Index ∆	(2.79)%
Russell 1000® Value Index ∆	(0.97)%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 49,446,453
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 36,546
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	49,446,453	Total Management Fee ($):	36,546
Total Number of Holdings:	59	Portfolio Turnover Rate (%):	2
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	27.3%
Health Care	15.6%
Industrials	15.1%
Consumer Staples	9.7%
Utilities	9.3%
Information Technology	7.6%
Energy	6.5%
Consumer Discretionary	3.9%
Real Estate	2.5%
Materials	1.6%
Top ten holdings
Progressive Corp.	4.6%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	3.0%
Exxon Mobil Corp.	2.6%
Duke Energy Corp.	2.5%
Union Pacific Corp.	2.4%
Abbott Laboratories	2.3%
Chevron Corp.	2.2%
Travelers Cos., Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Progressive Corp.	4.6%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	3.0%
Exxon Mobil Corp.	2.6%
Duke Energy Corp.	2.5%
Union Pacific Corp.	2.4%
Abbott Laboratories	2.3%
Chevron Corp.	2.2%
Travelers Cos., Inc.	2.2%

[1]	For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.
[2]	For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.
[3]	For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.
[4]	For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.
[5]	For the period from the commencement of the fund’s investment operations, December 5, 2024 through February 28, 2025. Expenses for a full 12 month annual period would have been higher.